CONSOLIDATED COMPREHENSIVE INCOME STATEMENT $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / $ ¥ / shares	Dec. 31, 2019 USD ($) ¥ / $ $ / shares		Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Revenue
Total revenue	¥ 21,178,351,000	$ 3,042,080	[1]	¥ 19,828,018,000	¥ 18,331,422,000
Operating expenses
Employee benefits	(8,078,943,000)			(7,446,415,000)	(6,842,220,000)
Materials and supplies	(1,736,886,000)			(1,658,327,000)
Depreciation of righ-of-use assets	(65,324,000)
Depreciation of fixed assets	(1,637,298,000)			(1,609,743,000)	(1,662,460,000)
Amortization of leasehold land payments	0			(55,782,000)	(45,680,000)
Total operating expenses	(20,076,414,000)	(2,883,796)	[1]	(18,658,213,000)	(16,932,587,000)
Reversal of impairment losses on financial assets, net				1,061,000
Other losses - net	(29,096,000)	(4,179)	[1]	(108,613,000)	(48,477,000)
Operating profit	1,072,841,000	154,105	[1]	1,062,253,000	1,350,358,000
Finance costs-net	(56,710,000)	(8,146)	[1]	(630,000)	(10,170,000)
Share of results of associates, net of tax	(7,039,000)	(1,011)	[1]	7,177,000	6,944,000
Profit before income tax	1,009,092,000	144,948	[1]	1,068,800,000	1,347,132,000
Income tax expense	(261,128,000)	(37,509)	[1]	(289,766,000)	(335,364,000)
Profit for the year	747,964,000	107,439	[1]	779,034,000	1,011,768,000
Items that may be reclassified to profit or loss
Changes in the fair values of available-for-sale financial assets	0	0	[1]	0	242,588,000
Deferred tax liabilities for the changes in the fair values of available-for-sale financial assets	0	0	[1]	0	(60,647,000)
Total comprehensive income for the year, net of tax	747,964,000	107,439	[1]	779,034,000	1,193,709,000
Profit attributable to:
Equity holders of the Company	748,439,000	107,507	[1]	784,059,000	1,015,361,000
Non-controlling interests	(475,000)	(68)	[1]	(5,025,000)	(3,593,000)
Profit for the year	747,964,000	107,439	[1]	779,034,000	1,011,768,000
Total comprehensive income attributable to:
Equity holders of the Company	748,439,000	107,507	[1]	784,059,000	1,197,302,000
Non-controlling interests	(475,000)	(68)	[1]	(5,025,000)	(3,593,000)
Total comprehensive income for the year, net of tax	¥ 747,964,000	$ 107,439	[1]	¥ 779,034,000	¥ 1,193,709,000
Earnings per share for profit attributable to the equity holders of the Company during the year
Basic and diluted | (per share)	¥ 0.11	$ 0.02	[1]	¥ 0.11	¥ 0.14
Earnings per equivalent ADS
Basic and diluted | (per share)	¥ 5.28	$ 0.76	[1]	¥ 5.53	¥ 7.17
Closing foreign exchange rate | ¥ / $	6.9618	6.9618
Railroad Businesses [member]
Revenue
Passenger	¥ 8,009,590,000	$ 1,150,506	[1]	¥ 8,108,384,000	¥ 7,757,077,000
Freight	2,112,596,000	303,455	[1]	1,849,360,000	1,893,594,000
Railway network usage and other transportation related services	9,903,382,000	1,422,532	[1]	8,865,635,000	7,644,230,000
Total revenue	20,025,568,000	2,876,493	[1]	18,823,379,000	17,294,901,000
Operating expenses
Business tax and surcharge	(55,127,000)	(7,918)	[1]	(16,242,000)	(21,658,000)
Employee benefits	(7,507,439,000)	(1,078,376)	[1]	(6,912,390,000)	(6,300,223,000)
Equipment usage and related service charges	(5,715,665,000)	(821,004)	[1]	(5,370,634,000)	(4,372,330,000)
Land use right leases				(58,490,000)	(57,358,000)
Materials and supplies	(1,416,128,000)	(203,414)	[1]	(1,342,344,000)	(1,314,002,000)
Repair and facilities maintenance costs, excluding materials and supplies	(1,073,731,000)	(154,232)	[1]	(917,898,000)	(879,597,000)
Depreciation of righ-of-use assets	(53,992,000)	(7,755)	[1]
Depreciation of fixed assets	(1,612,683,000)	(231,647)	[1]	(1,581,685,000)	(1,632,926,000)
Cargo logistics and outsourcing service charges	(220,113,000)	(31,617)	[1]	(171,390,000)	(246,563,000)
Amortization of leasehold land payments				(44,450,000)	(34,348,000)
Utility and office expenses	(137,117,000)	(19,696)	[1]	(98,820,000)	(60,360,000)
Others	(1,150,190,000)	(165,214)	[1]	(1,095,845,000)	(930,691,000)
Total operating expenses	(18,942,185,000)	(2,720,873)	[1]	(17,610,188,000)	(15,850,056,000)
Other businesses [member]
Revenue
Total revenue	1,152,783,000	165,587	[1]	1,004,639,000	1,036,521,000
Operating expenses
Employee benefits	(571,504,000)	(82,091)	[1]	(534,025,000)	(541,997,000)
Materials and supplies	(320,748,000)	(46,073)	[1]	(315,983,000)	(313,990,000)
Depreciation of righ-of-use assets	(11,332,000)	(1,628)	[1]
Depreciation of fixed assets	(24,615,000)	(3,536)	[1]	(28,058,000)	(29,534,000)
Amortization of leasehold land payments				(11,332,000)	(11,332,000)
Utility and office expenses	(82,550,000)	(11,858)	[1]	(53,759,000)	(34,488,000)
Others	(123,480,000)	(17,737)	[1]	(104,868,000)	(151,190,000)
Total operating expenses	¥ (1,134,229,000)	$ (162,923)	[1]	¥ (1,048,025,000)	¥ (1,082,531,000)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.